Hedge accounting	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of General Hedge Accounting Explanatory
Note 25

Hedge accounting
Derivatives designated in

hedge accounting relationships
The Group applies hedge accounting to interest

rate risk and foreign exchange risk, including structural

foreign exchange
risk related to net investments in foreign

operations.

›

Refer to “Market risk”

in the “Risk

management and

control” section of

this report for

more information about

how risks arise
and how they are managed

by the Group
Hedging instruments and

hedged risk
Interest rate swaps are designated in

fair value hedges

or cash flow hedges

of interest rate

risk arising solely from changes
in benchmark

interest rates.

Fair value

changes

arising

from such

risk are

usually the

largest component

of the

overall
change in the fair value of the hedged

position in transaction currency.

Cross-currency

swaps

are

designated

as

fair

value

hedges

of

foreign

exchange

risk.

Foreign

exchange

forwards

and
foreign exchange

swaps are

mainly designated

as hedges of

structural foreign

exchange risk

related to net

investments
in foreign operations.

In both cases the hedged risk arises solely from changes

in the spot foreign

exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when the interest
rate swaps are re-designated in

cash flow hedges,

in which case the hedge ratio designated

is determined based on the
swap sensitivity.
Hedged items and hedge

designation

Fair value hedges of interest rate risk

related to debt instruments and

loan assets
Fair

value

hedges

of

interest

rate

risk

related

to

debt

instruments

and

loan

assets

involve swapping

fixed

cash

flows
associated with the debt issued,

debt securities held and

long-term fixed-rate mortgage

loans in Swiss francs to floating
cash flows by entering into interest rate swaps

that either receive fixed and

pay floating cash flows or that pay fixed and
receive floating cash flows.

Designations

have been

made in

US dollars,

euro,

Swiss francs,

Australian dollars,

yen, pounds

sterling and

Singapore
dollars. For new

hedging instruments

and hedged

risk designations entered

into starting from

2021 in

these currencies
(with

the

exception

of

euro),

the

benchmark

rate

was

the

relevant

alternative

reference

rate

(ARR).

Following

the
interbank offered rate (IBOR) transition for swaps with

LCH (formerly the London Clearing House) in December 2021, the benchmark

hedge

rate

for

Swiss

franc,

yen

and

pound

sterling

designations

was

changed

from

an

IBOR

rate

to

the
relevant

ARR

with

the

hedge

relationship

continuing

in

accordance

with
Interest

Rate

Benchmark

Reform

–

Phase

2
(Amendments to IFRS 9, IAS

39, IFRS 7, IFRS 4

and IFRS 16)
.
Cash flow hedges of

forecast transactions
The Group hedges forecast cash

flows on non-trading financial assets and

liabilities that bear interest at variable rates or
are expected

to be

refinanced or

reinvested in

the future,

due to

movements in

future market

rates. The

amounts and
timing of future cash flows,

representing both principal and interest flows,

are projected on the basis

of contractual terms
and

other

relevant

factors,

including

estimates

of

prepayments

and

defaults.

The

aggregate

principal

balances

and
interest cash

flows across

all portfolios

over time

form the

basis for identifying

the non

-trading interest

rate risk of

the
Group, which

is hedged

with interest rate

swaps, the

maximum maturity of

which is

15 years.

Cash flow

forecasts and
risk exposures

are monitored

and adjusted

on an

ongoing basis,

and consequently

additional

hedging

instruments are
traded and

designated, or

are terminated

resulting

in a hedge

discontinuance.

Hedge designations

have been

made in
the following currencies: US dollars,

euro, Swiss francs, pounds sterling and Hong Kong dollars. The cash flow hedges in
Swiss francs,

pounds sterling and

certain cash flow hedges

in US dollars were

discontinued and

replaced with new ARR
designations in December 2021.

In addition, the transition of floating

rate hedged items in USD

to ARR rates in January
2022

resulted in

the update

of the

hedged

risk to

ARR in

the affected

hedge

relationships

without discontinuation

of
hedge accounting in accordance with
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7,
IFRS 4 and IFRS 16)
.
Fair value hedges of foreign exchange

risk related to issued debt instruments
Debt instruments denominated in

currencies other than the US dollar are designated in fair value hedges of spot foreign
exchange

risk,

in

addition

to

and

separate

from

the

fair

value

hedges

of

interest

rate

risk.

Cross-currency

swaps
economically convert debt denominated

in currencies other than

the US dollar to US dollars.

Hedges of net investments in foreign

operations
The

Group

applies

hedge

accounting

for

certain

net

investments

in

foreign

operations,

which

include

subsidiaries,
branches

and

associates.

Upon

maturity

of

hedging

instruments,

typically

two

months,

the

hedge

relationship

is
terminated and new designations

are made to reflect any changes in

the net investments in foreign

operations.
Economic relationship between

hedged item and hedging instrument
The economic relationship

between the

hedged

item and the

hedging instrument

is determined

based on

a qualitative
analysis of their critical terms. In cases where hedge

designation takes place after origination of

the hedging instrument,
a quantitative

analysis

of the

possible

behavior of

the hedging

derivative and

the hedged

item during

their respective
terms is also performed.
Sources of hedge

ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise

from

mismatches

of

critical

terms

and

/

or

the

use

of
different curves

to discount the hedged

item and instrument,

or from entering

into a hedge

relationship after the trade
date of the hedging derivative.

In hedges

of foreign exchange

risk related to

debt issued, hedge

ineffectiveness can arise due

to the discounting

of the
hedging instruments and undesignated risk components

and lack of

such discounting and risk

components in the

hedged
items.

In hedges of net investments in foreign operations,

ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged

amount. The exceptions

are hedges

where the hedging

currency is not

the same as

the currency of
the foreign operation, where

the currency basis may cause ineffectiveness.
Hedge ineffectiveness from financial instruments

measured at fair value through

profit or loss is recognized in
Other net
income.

Derivatives not designated in hedge

accounting relationships

Non-hedge

accounted

derivatives

are

mandatorily

held

for

trading

with

all

fair

value

movements

taken

to
Other

net
income from financial instruments

measured at fair value

through profit or loss
, even when

held as an economic hedge
or to

facilitate client

clearing.

The one

exception relates

to forward

points

on certain

short-

and long

-duration foreign
exchange contracts acting as economic hedges,

which are reported in
Net interest income.
All hedges: designated

hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.22
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 14,009 7 529 336 (337) (1)
As of or for the year ended
31.12.21
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,939 23 105 497 (497) 0
1 Amounts

used as the

basis for

recognizing hedge

ineffectiveness for

the period.

2 The

foreign currency

basis spread

of cross-currency

swaps designated

as hedging

derivatives is

excluded from

the hedge
accounting designation and accounted

for as a cost of hedging with

amounts deferred in Other

comprehensive income

within Equity.
Fair value hedges: designated

hedged items

USD m 31.12.22 31.12.21
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized

cost
Carrying amount of designated debt issued 68,529 20,566 74,700 27,875 of which: accumulated amount of fair value hedge

adjustment
(6,057) 478
Other financial assets measured at

amortized cost – debt securities
Carrying amount of designated debt securities 4,577 2,677

of which: accumulated amount of fair value hedge

adjustment
(180) (7)
Loans and advances to customers
Carrying amount of designated loans 14,270 13,835
of which: accumulated amount of fair value hedge

adjustment
(1,249) (109)
of which: accumulated amount of fair value hedge

adjustment subject to amortization attributable

to the portion of the
portfolio that ceased to be part of hedge accounting (51) 3
Fair value hedges: profile of

the timing of the nominal amount

of the hedging instrument

31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps

0 1 2 12 5 21
31.12.21
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps

1 1 6 13 6 28
Cash flow hedge reserve on

a pre-tax basis

USD m 31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
(4,692) 26
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(540) 743
Total other comprehensive

income recognized directly in equity

related to cash flow hedges, on

a pre-tax basis
(5,232) 769
Foreign currency translation

reserve on a pre

-tax basis
USD m 31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
284 (45)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 262
Total other comprehensive

income recognized directly in equity

related to hedging instruments designated

as net investment hedges, on

a pre-tax
basis 550 217
Interest rate benchmark

reform
The Group continues to apply the relief provided by
Interest Rate Benchmark Reform

(amendments to IFRS 9, IAS 39 and
IFRS 7)
,

published

by

the

IASB in

September 2019,

mainly to

its hedges

in USD

.

The cessation

date

for

USD

LIBOR

is
30 June 2023.
The

following

table

provides

details

on

the notional

amount

and

carrying amount

of

the

hedging

instruments

in

the
hedge relationships

where the

designated risk is

LIBOR and

maturing after

the cessation

date of the

applicable interest
rate benchmarks.

Hedges of net investments in foreign

operations are not affected by the amendments.
›

Refer to Note 1a

item 2j for more

information about

the relief provided by

the amendments

to IFRS 9 and

IFRS 7 related

to
interest rate benchmark

reform
›

Refer to Note 24

for more information

about the transition

progress
›

Refer to earlier parts

of this Note for the

information about

the transition

progress of fair value

and cash flow hedges
Hedging instruments referencing

LIBOR
31.12.22 31.12.21
Carrying amount Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0 23,367 0 0
Cash flow hedges 2,179 0 0 10,803 0 0

UBS AG
Entity [Table]
Disclosure Of General Hedge Accounting Explanatory
Note 25 Hedge accounting
Derivatives designated in

hedge accounting relationships
UBS AG

applies hedge

accounting to

interest rate risk and

foreign exchange

risk, including

structural foreign

exchange
risk related to net investments in foreign

operations.

›

Refer to “Market risk”

in the “Risk

management and

control” section of

this report for

more information about

how risks arise
and how they are managed

by UBS AG
Hedging instruments and

hedged risk
Interest rate swaps are designated in

fair value hedges

or cash flow

hedges of interest rate

risk arising solely from changes
in benchmark

interest rates.

Fair value

changes

arising

from such

risk are

usually the

largest component

of the

overall
change in the fair value of the hedged

position in transaction currency.

Cross-currency

swaps

are

designated

as

fair

value

hedges

of

foreign

exchange

risk.

Foreign

exchange

forwards

and
foreign exchange

swaps are

mainly designated

as hedges of

structural foreign

exchange risk

related to net

investments
in foreign operations.

In both cases the hedged risk arises solely from

changes in the spot

foreign exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when the interest
rate swaps are re-designated in

cash flow hedges,

in which case the hedge

ratio designated is determined based

on the
swap sensitivity.
Hedged items and hedge

designation

Fair value hedges of interest rate risk

related to debt instruments and

loan assets
Fair

value

hedges

of

interest

rate

risk

related

to

debt

instruments

and

loan

assets

involve swapping

fixed

cash

flows
associated with

the debt

issued, funding

from UBS

Group

AG, debt

securities held

and long

-term fixed-rate mortgage
loans in Swiss francs to floating

cash flows by entering into

interest rate swaps that either receive

fixed and pay floating
cash flows or that pay fixed and

receive floating cash flows.

Designations

have been

made in

US dollars,

euro,

Swiss francs,

Australian dollars,

yen, pounds

sterling and

Singapore
dollars. For new

hedging instruments

and hedged

risk designations entered

into starting from

2021 in

these currencies
(with

the

exception

of

euro),

the

benchmark

rate

was

the

relevant

alternative

reference

rate

(ARR).

Following

the
interbank offered rate (IBOR) transition for swaps with

LCH (formerly the London Clearing House) in December 2021, the benchmark

hedge

rate

for

Swiss

franc,

yen

and

pound

sterling

designations

was

changed

from

an

IBOR

rate

to

the
relevant

ARR

with

the

hedge

relationship

continuing

in

accordance

with
Interest

Rate

Benchmark

Reform

–

Phase

2
(Amendments to IFRS 9, IAS

39, IFRS 7, IFRS 4

and IFRS 16)
.
Cash flow hedges of

forecast transactions
UBS

AG hedges

forecast cash

flows on

non-trading

financial assets

and

liabilities that

bear interest

at variable

rates or
are expected

to be

refinanced or

reinvested in

the future,

due to

movements in

future market

rates. The

amounts and
timing of future cash flows,

representing both principal and interest flows,

are projected on the basis of

contractual terms
and

other

relevant

factors,

including

estimates

of

prepayments

and

defaults.

The

aggregate

principal

balances

and
interest cash

flows across

all portfolios over

time form the

basis for identifying

the non-trading

interest rate risk

of UBS
AG, which is hedged

with interest rate swaps,

the maximum maturity of which

is 15 years. Cash

flow forecasts and

risk
exposures are monitored and adjusted on an ongoing basis, and consequently additional hedging instruments are traded
and

designated,

or

are

terminated

resulting

in

a

hedge

discontinuance.

Hedge

designations

have

been

made

in

the
following

currencies:

US dollars,

euro,

Swiss francs,

pounds

sterling and

Hong

Kong dollars.

The cash

flow

hedges

in
Swiss francs,

pounds sterling and

certain cash flow hedges

in US dollars were

discontinued and

replaced with new ARR
designations in December 2021.

In addition, the transition of floating

rate hedged items in USD

to ARR rates in January
2022

resulted in

the update

of the

hedged

risk to

ARR in

the affected

hedge

relationships

without discontinuation

of
hedge accounting in accordance with
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7,
IFRS 4 and IFRS 16)
.
Fair value hedges of foreign exchange

risk related to issued debt

instruments
Debt instruments denominated in currencies other

than the US dollar are designated in fair value hedges

of spot foreign
exchange

risk,

in

addition

to

and

separate

from

the

fair

value

hedges

of

interest

rate

risk.

Cross-currency

swaps
economically convert debt denominated

in currencies other than the

US dollar to US dollars.

Hedges of net investments in foreign

operations
UBS AG applies hedge accounting for certain net investments in foreign operations, which include subsidiaries, branches and associates.

Upon

maturity of

hedging

instruments, typically

two months,

the hedge

relationship is

terminated and
new designations are

made to reflect any changes in the

net investments in foreign operations.
Economic relationship between

hedged item and hedging instrument
The economic relationship

between the

hedged

item and the

hedging instrument

is determined

based on

a qualitative
analysis of their critical terms. In cases where hedge

designation takes place after origination of the hedging instrument, a quantitative

analysis

of the

possible

behavior of

the hedging

derivative and

the hedged

item during

their respective
terms is also performed.
Sources of hedge

ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise

from

mismatches

of

critical

terms

and

/

or

the

use

of
different curves

to discount the hedged

item and instrument,

or from entering

into a hedge

relationship after the trade
date of the hedging derivative.

In hedges

of foreign exchange

risk related to

debt issued, hedge

ineffectiveness can arise due

to the discounting

of the
hedging instruments and undesignated risk components

and lack of

such discounting and risk

components in the

hedged
items.

In hedges of net investments in foreign operations,

ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged

amount. The exceptions

are hedges

where the hedging

currency is not

the same as

the currency of
the foreign operation,

where the currency basis may cause ineffectiveness.
Hedge ineffectiveness from financial instruments

measured at fair value through

profit or loss is recognized in
Other net
income.

Derivatives not designated in hedge

accounting relationships

Non-hedge

accounted

derivatives are

mandatorily

held

for

trading

with

all

fair

value

movements

taken

to
Other

net
income from financial instruments

measured at fair value

through profit or loss
, even when

held as an economic hedge
or to

facilitate client

clearing.

The one

exception relates

to forward

points

on certain

short-

and long

-duration foreign
exchange contracts acting as economic hedges,

which are reported in
Net interest income.
All hedges: designated

hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.22
USD m
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 13,844 7 528 318 (319) (1)
As of or for the year ended
31.12.21
USD m
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,761 23 103 492 (491) 0
1 Amounts

used as

the basis for

recognizing hedge

ineffectiveness

for the

period.

2 The

foreign currency

basis spread

of cross-currency

swaps designated

as hedging

derivatives is

excluded from

the hedge
accounting designation and accounted

for as a cost of hedging with

amounts deferred in Other

comprehensive income

within Equity.
Fair value hedges: designated

hedged items

USD m 31.12.22 31.12.21
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized

cost
Carrying amount of designated debt issued 11,279 5,737 21,653
11,392

of which: accumulated amount of fair value hedge

adjustment
(1,002) 261
Funding from UBS Group AG
Carrying amount of designated debt instruments 57,250 14,828 53,047
16,483

of which: accumulated amount of fair value hedge

adjustment
(5,055) 218
Other financial assets measured at

amortized cost – debt securities
Carrying amount of designated debt securities 4,577 2,677

of which: accumulated amount of fair value hedge

adjustment
(180) (7)
Loans and advances to customers
Carrying amount of designated loans 14,270 13,835
of which: accumulated amount of fair value hedge

adjustment
(1,249) (109)
of which: accumulated amount of fair value hedge

adjustment subject to amortization attributable

to the
portion of the portfolio that ceased to be part

of hedge accounting
(51) 3
Fair value hedges: profile of

the timing of the nominal amount

of the hedging instrument
31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps 0 1 2 12 5 21
31.12.21
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps 1 1 6 13 6 28
Cash flow hedge reserve on

a pre-tax basis

USD m
31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to

be applied
(4,692) 26
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(540) 743
Total other comprehensive

income recognized directly in equity

related to cash flow hedges, on

a pre-tax basis
(5,232) 769
Foreign currency translation

reserve on a pre

-tax basis
USD m
31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
250 (61)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 262
Total other comprehensive

income recognized directly in equity

related to hedging instruments designated

as net investment hedges, on

a pre-tax
basis 515 201
Interest rate benchmark

reform
UBS AG

continues to

apply the

relief provided

by
Interest Rate

Benchmark Reform

(amendments

to IFRS 9,

IAS 39 and
IFRS 7)
,

published

by

the

IASB in

September 2019,

mainly to

its hedges

in USD

.

The cessation

date

for

USD

LIBOR

is
30 June 2023.
The

following

table

provides

details

on

the notional

amount

and

carrying amount

of

the

hedging

instruments

in

the
hedge relationships

where the

designated risk is

LIBOR and

maturing after

the cessation

date of the

applicable interest
rate benchmarks.

Hedges of net investments in foreign

operations are not affected by the amendments.
›

Refer to Note 1a

item 2j for more

information about

the relief provided by

the amendments

to IFRS 9 and

IFRS 7 related

to
interest rate benchmark

reform
›

Refer to Note 24

for more information

about the transition

progress
›

Refer to earlier parts

of this Note for the

information about

the transition

progress of fair value

and cash flow hedges
Hedging instruments referencing

LIBOR
31.12.22 31.12.21
Carrying amount Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0 23,367 0 0
Cash flow hedges 2,179 0 0 10,803 0 0